Concentrations of Risk - Additional Information (Detail) - Supplier Concentration Risk - Revenue	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
United States | Inventories
Concentration Risk [Line Items]
Concentration risk, percentage					32.00%	73.00%
Canada | Inventories
Concentration Risk [Line Items]
Concentration risk, percentage					48.00%
Research and development
Concentration Risk [Line Items]
Concentration risk, percentage					14.00%	26.00%
Research and development | United States
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%	0.00%	18.00%	0.00%
Research and development | Japan
Concentration Risk [Line Items]
Concentration risk, percentage		15.00%		26.00%
Research and development | Maximum | Japan
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%		10.00%